Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2022
STE-NPRT1-1022
1.9890710.103
Common Stocks - 44.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.1%
PT Telkom Indonesia Persero Tbk	27,371,075	8,381,865
Entertainment - 0.6%
Bilibili, Inc.:
ADR (a)(b)	482,503	12,043,275
Class Z (a)	118,660	2,951,259
NetEase, Inc.	402,700	7,191,175
NetEase, Inc. ADR	206,199	18,250,673
PVR Ltd. (a)	452,400	10,272,397
		50,708,779
Interactive Media & Services - 2.5%
NAVER Corp.	54,552	9,641,828
Tencent Holdings Ltd.	4,926,937	203,634,145
Yandex NV Series A (a)(c)	963,690	3,305,303
		216,581,276
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	9,055,504	7,717,619
Bharti Airtel Ltd.	2,118,713	19,182,996
Far EasTone Telecommunications Co. Ltd.	876,000	2,150,100
MTN Group Ltd.	2,287,921	16,560,080
		45,610,795
TOTAL COMMUNICATION SERVICES		321,282,715
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 1.0%
Eicher Motors Ltd.	245,574	10,244,152
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,225,448	32,866,627
Hyundai Motor Co.	172,912	25,021,816
Kia Corp.	121,010	7,224,425
Li Auto, Inc. ADR (a)	164,138	4,722,250
XPeng, Inc. ADR (a)	213,882	3,961,095
		84,040,365
Hotels, Restaurants & Leisure - 0.6%
MakeMyTrip Ltd. (a)(b)	231,353	7,715,623
Shangri-La Asia Ltd. (a)	13,890,000	11,080,018
Trip.com Group Ltd. ADR (a)	1,117,621	28,745,212
Yum China Holdings, Inc.	25,526	1,279,108
Yum China Holdings, Inc. (Hong Kong)	52,350	2,568,044
		51,388,005
Household Durables - 0.5%
Haier Smart Home Co. Ltd.	2,228,400	7,280,186
Haier Smart Home Co. Ltd. (A Shares)	10,123,795	37,819,490
		45,099,676
Internet & Direct Marketing Retail - 4.3%
Alibaba Group Holding Ltd. (a)	3,314,200	39,540,220
Alibaba Group Holding Ltd. sponsored ADR (a)	819,602	78,198,227
JD.com, Inc.:
Class A	1,994,835	63,146,803
sponsored ADR	480,495	30,506,628
Meituan Class B (a)(d)	3,817,066	91,675,321
Naspers Ltd. Class N	306,687	43,244,867
Pinduoduo, Inc. ADR (a)	296,088	21,111,074
		367,423,140
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp. Ltd. (H Shares) (a)(d)	330,000	7,613,962
Chow Tai Fook Jewellery Group Ltd.	1,058,200	2,129,848
Zhongsheng Group Holdings Ltd. Class H	2,704,000	12,785,513
		22,529,323
Textiles, Apparel & Luxury Goods - 0.8%
ECLAT Textile Co. Ltd.	767,000	11,117,381
Li Ning Co. Ltd.	6,084,757	55,421,873
		66,539,254
TOTAL CONSUMER DISCRETIONARY		637,019,763
CONSUMER STAPLES - 3.1%
Beverages - 1.5%
China Resources Beer Holdings Co. Ltd.	5,506,000	38,382,452
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	83,461	5,233,839
Kweichow Moutai Co. Ltd. (A Shares)	227,021	63,264,811
Thai Beverage PCL	13,510,285	6,225,520
Wuliangye Yibin Co. Ltd. (A Shares)	757,694	18,304,411
		131,411,033
Food & Staples Retailing - 0.7%
Bid Corp. Ltd.	324,954	6,154,996
CP ALL PCL (For. Reg.)	8,927,593	15,003,723
Dino Polska SA (a)(d)	22,656	1,656,780
Jeronimo Martins SGPS SA	205,728	4,569,094
Laobaixing Pharmacy Chain JSC (A Shares)	337,900	1,627,085
Shoprite Holdings Ltd.	409,619	5,554,444
Wal-Mart de Mexico SA de CV Series V	7,435,113	24,298,406
		58,864,528
Food Products - 0.7%
China Mengniu Dairy Co. Ltd.	11,817,000	53,510,652
Muyuan Foodstuff Co. Ltd. (A Shares)	165,399	1,400,849
		54,911,501
Personal Products - 0.1%
Hindustan Unilever Ltd.	79,500	2,630,656
Natura & Co. Holding SA (a)	2,297,503	6,368,213
Proya Cosmetics Co. Ltd. (A Shares)	94,740	2,196,575
		11,195,444
Tobacco - 0.1%
ITC Ltd.	1,309,000	5,228,608
TOTAL CONSUMER STAPLES		261,611,114
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Yantai Jereh Oilfield Services (A Shares)	572,292	3,148,866
Oil, Gas & Consumable Fuels - 1.9%
China Merchants Energy Shipping Co. Ltd. (A Shares)	3,311,755	3,594,021
Gazprom OAO (c)	5,946,277	949,126
LUKOIL PJSC (c)	345,667	163,204
LUKOIL PJSC sponsored ADR (c)	499,400	141,275
Oil & Natural Gas Corp. Ltd.	4,028,684	6,970,750
OMV AG	97,562	3,949,250
Petroleo Brasileiro SA - Petrobras (ON)	3,716,989	26,557,066
PT United Tractors Tbk	16,615,480	37,834,561
Reliance Industries Ltd.	816,646	26,740,472
Reliance Industries Ltd. sponsored GDR (a)(d)	127,357	8,392,826
Saudi Arabian Oil Co. (d)	1,631,390	16,274,840
TotalEnergies SE	353,691	17,907,272
Turkiye Petrol Rafinerileri A/S (a)	815,000	16,096,830
		165,571,493
TOTAL ENERGY		168,720,359
FINANCIALS - 10.1%
Banks - 7.1%
Absa Group Ltd.	2,386,024	24,712,443
Abu Dhabi Commercial Bank PJSC	1,387,000	3,424,924
Al Rajhi Bank	1,056,728	25,356,974
Alinma Bank	1,656,872	16,749,438
Axis Bank Ltd.	2,872,792	26,760,047
Banco do Brasil SA	422,900	3,388,955
Bangkok Bank PCL (For. Reg.)	840,322	3,141,249
BOC Hong Kong (Holdings) Ltd.	1,248,500	4,297,089
Capitec Bank Holdings Ltd.	57,268	6,809,472
China Construction Bank Corp. (H Shares)	34,668,874	21,431,723
China Merchants Bank Co. Ltd. (H Shares)	6,924,597	35,413,171
Credicorp Ltd. (United States)	220,428	28,410,965
CTBC Financial Holding Co. Ltd.	6,749,000	5,173,432
E.SUN Financial Holdings Co. Ltd.	13,728,168	12,659,038
First Abu Dhabi Bank PJSC	635,235	3,303,201
Grupo Financiero Banorte S.A.B. de CV Series O	4,836,959	28,565,824
Hana Financial Group, Inc.	280,514	8,143,749
HDFC Bank Ltd.	1,492,505	27,347,237
HDFC Bank Ltd. sponsored ADR	1,020,697	62,313,552
ICICI Bank Ltd.	3,579,200	39,228,261
ICICI Bank Ltd. sponsored ADR	751,584	16,414,595
Industrial & Commercial Bank of China Ltd. (H Shares)	72,113,440	36,636,740
Industrial Bank Co. Ltd. (A Shares)	836,588	2,068,746
Kasikornbank PCL (For. Reg.)	4,254,900	17,819,738
KB Financial Group, Inc.	367,653	13,442,846
National Bank of Greece SA (a)	6,136,600	19,882,331
Nu Holdings Ltd. (b)	873,433	4,279,822
Postal Savings Bank of China Co. Ltd.	3,174,800	2,071,429
PT Bank Central Asia Tbk	67,595,050	37,327,549
PT Bank Mandiri (Persero) Tbk	55,313,195	32,916,061
PT Bank Rakyat Indonesia (Persero) Tbk	19,065,422	5,567,658
Sberbank of Russia (a)(c)	617,111	5,788
Sberbank of Russia (a)(c)	3,314,825	31,089
Sberbank of Russia sponsored ADR (a)(c)	1,653,549	29,433
SCB X PCL (For. Reg.)	2,706,774	8,158,143
Shinhan Financial Group Co. Ltd.	162,775	4,392,717
TCS Group Holding PLC GDR (a)(c)	267,069	335,051
The Saudi National Bank	580,100	10,787,175
Woori Financial Group, Inc.	612,700	5,520,544
		604,318,199
Capital Markets - 0.4%
B3 SA - Brasil Bolsa Balcao	3,713,600	8,458,819
East Money Information Co. Ltd. (A Shares)	845,478	2,704,810
Hong Kong Exchanges and Clearing Ltd.	138,400	5,576,763
Noah Holdings Ltd. sponsored ADR (a)	80,375	1,423,441
XP, Inc. Class A (a)(b)	552,242	10,625,136
		28,788,969
Consumer Finance - 0.3%
Bajaj Finance Ltd.	68,316	6,162,634
Kaspi.KZ JSC GDR (Reg. S)	355,977	21,465,413
		27,628,047
Diversified Financial Services - 0.8%
Chailease Holding Co. Ltd.	3,753,228	24,117,009
Housing Development Finance Corp. Ltd.	1,469,322	44,462,893
		68,579,902
Insurance - 1.5%
AIA Group Ltd.	6,139,600	59,070,544
China Life Insurance Co. Ltd. (H Shares)	23,682,000	33,953,427
Db Insurance Co. Ltd.	179,290	7,952,920
HDFC Standard Life Insurance Co. Ltd. (d)	876,547	6,278,491
Hyundai Fire & Marine Insurance Co. Ltd.	186,760	4,363,702
ICICI Lombard General Insurance Co. Ltd. (d)	349,433	5,610,416
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,398,855	14,109,214
		131,338,714
TOTAL FINANCIALS		860,653,831
HEALTH CARE - 1.7%
Biotechnology - 0.2%
InnoCare Pharma Ltd. (a)(d)	1,028,000	1,417,864
Innovent Biologics, Inc. (a)(d)	456,500	1,924,389
Zai Lab Ltd. (a)	899,850	3,989,416
Zai Lab Ltd. ADR (a)	209,555	9,683,537
		17,015,206
Health Care Equipment & Supplies - 0.4%
Peijia Medical Ltd. (a)(d)	1,320,000	1,050,959
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	752,326	32,460,998
		33,511,957
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	76,444	4,105,234
Hapvida Participacoes e Investimentos SA (d)	1,703,100	2,383,240
		6,488,474
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	429,500	682,754
Life Sciences Tools & Services - 0.4%
Pharmaron Beijing Co. Ltd. (H Shares) (d)	459,700	3,040,773
WuXi AppTec Co. Ltd. (H Shares) (d)	540,249	6,098,875
Wuxi Biologics (Cayman), Inc. (a)(d)	3,391,195	29,917,470
		39,057,118
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co. Ltd. (d)	1,100,000	2,194,650
Hypera SA	1,500,400	12,421,618
Richter Gedeon PLC	1,772,825	35,787,700
		50,403,968
TOTAL HEALTH CARE		147,159,477
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd.	462,400	20,898,881
Airlines - 0.0%
Wizz Air Holdings PLC (a)(d)	103,969	2,582,293
Building Products - 0.1%
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,117,114	6,395,419
Construction & Engineering - 0.8%
Larsen & Toubro Ltd.	2,134,640	50,923,422
Voltas Ltd.	1,461,900	18,194,232
		69,117,654
Electrical Equipment - 0.1%
Hongfa Technology Co. Ltd. (A Shares)	452,173	2,462,339
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	1,559,620	3,113,476
		5,575,815
Industrial Conglomerates - 0.0%
Industries Qatar QSC (a)	569,581	2,838,716
Machinery - 0.8%
HIWIN Technologies Corp.	2,242,112	15,144,953
Hyundai Mipo Dockyard Co. Ltd. (a)	197,040	15,580,386
Techtronic Industries Co. Ltd.	967,500	11,410,931
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	445,699	3,546,529
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	7,108,317	26,336,310
		72,019,109
Road & Rail - 0.5%
Grab Holdings Ltd. (a)(b)	3,496,700	9,965,595
Localiza Rent A Car SA	2,661,437	31,114,216
		41,079,811
Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. Class A (d)	638,400	5,110,062
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	360,900	5,138,389
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	217,126	4,598,806
		9,737,195
TOTAL INDUSTRIALS		235,354,955
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.0%
Accton Technology Corp.	497,000	4,580,214
Electronic Equipment & Components - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,158,739	11,256,267
Lotes Co. Ltd.	91,000	2,159,105
SINBON Electronics Co. Ltd.	464,000	4,291,101
Sunny Optical Technology Group Co. Ltd.	923,000	12,601,213
Unimicron Technology Corp.	3,163,830	15,513,877
Yageo Corp.	965,000	10,328,857
		56,150,420
IT Services - 0.8%
Endava PLC ADR (a)	66,937	6,760,637
Globant SA (a)	28,014	5,904,511
Infosys Ltd.	1,213,460	22,354,613
Infosys Ltd. sponsored ADR	1,804,735	33,026,651
Tata Consultancy Services Ltd.	102,317	4,078,597
		72,125,009
Semiconductors & Semiconductor Equipment - 5.5%
ASMedia Technology, Inc.	44,000	1,329,125
ASML Holding NV (Netherlands)	24,813	12,111,604
Daqo New Energy Corp. ADR (a)	130,963	8,731,303
eMemory Technology, Inc.	318,330	14,248,084
LONGi Green Energy Technology Co. Ltd.	744,858	5,494,273
MediaTek, Inc.	2,068,993	44,800,847
Parade Technologies Ltd.	69,252	1,940,114
Silergy Corp.	848,204	14,552,423
SK Hynix, Inc.	736,421	51,571,717
Taiwan Semiconductor Manufacturing Co. Ltd.	18,023,648	295,271,417
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	228,120	19,013,802
Will Semiconductor Ltd.	65,551	886,721
		469,951,430
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co. Ltd.	3,747,669	165,368,752
Samsung Electronics Co. Ltd. GDR (Reg. S)	24,405	26,735,678
Wiwynn Corp.	72,000	1,803,805
		193,908,235
TOTAL INFORMATION TECHNOLOGY		796,715,308
MATERIALS - 3.7%
Chemicals - 0.9%
Hansol Chemical Co. Ltd.	29,960	4,819,568
Icl Group Ltd.	1,240,800	11,918,951
LG Chemical Ltd.	65,358	30,472,996
PhosAgro PJSC:
GDR (c)	1,718	35
GDR (Reg. S) (c)	266,728	5,471
PT Avia Avian Tbk	56,136,132	2,929,404
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	522,200	2,392,803
Solar Industries India Ltd.	521,560	21,681,482
		74,220,710
Construction Materials - 0.3%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	350,886	1,538,657
CEMEX S.A.B. de CV sponsored ADR (a)	673,500	2,518,890
JK Cement Ltd.	499,800	16,864,202
Ultratech Cement Ltd.	96,200	7,993,718
		28,915,467
Metals & Mining - 2.5%
Anglo American PLC (South Africa)	58,761	1,883,566
AngloGold Ashanti Ltd. (b)	103,003	1,375,572
Barrick Gold Corp.	2,207,100	32,775,435
China Hongqiao Group Ltd.	1,678,500	1,627,579
First Quantum Minerals Ltd.	1,477,310	26,141,306
Grupo Mexico SA de CV Series B	7,983,480	30,227,576
Impala Platinum Holdings Ltd.	2,304,036	24,142,503
Korea Zinc Co. Ltd.	28,970	14,434,326
Novolipetsk Steel OJSC GDR (Reg. S) (c)	169,976	21,118
POSCO	227,080	42,785,931
Press Metal Bhd	2,705,700	2,867,764
Sibanye-Stillwater Ltd.	1,290,780	2,883,632
Tata Steel Ltd.	13,178,550	17,685,026
Vale SA	502,245	6,226,896
Vale SA sponsored ADR (b)	550,800	6,840,936
		211,919,166
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	640,633	5,450,257
TOTAL MATERIALS		320,505,600
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	258,200	1,998,216
Real Estate Management & Development - 0.5%
Ayala Land, Inc.	13,487,337	6,839,300
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	1,169,000	2,472,837
China Overseas Land and Investment Ltd.	3,602,000	9,680,272
China Resources Land Ltd.	2,064,000	8,450,529
KE Holdings, Inc. ADR (a)	719,568	12,981,007
Longfor Properties Co. Ltd. (d)	843,000	2,736,179
		43,160,124
TOTAL REAL ESTATE		45,158,340
UTILITIES - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	322,700	4,687,998
Kunlun Energy Co. Ltd.	16,075,405	13,997,289
		18,685,287
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,391,577	1,666,831
TOTAL UTILITIES		20,352,118
TOTAL COMMON STOCKS (Cost $4,124,808,329)		3,814,533,580

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Ambev SA sponsored ADR	4,825,800	13,994,820
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,999,326	28,570,369
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	7,566,739	27,576,767
Itau Unibanco Holding SA	6,021,861	29,875,487
Sberbank of Russia (a)(c)	2,462,434	23,262
Sberbank of Russia (Russia) (a)(c)	3,791,522	35,818
		57,511,334
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA	642,307	2,879,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $109,659,295)		102,955,694

Equity Funds - 45.0%
	Shares	Value ($)
Diversified Emerging Markets Funds - 45.0%
Fidelity Advisor Emerging Markets Fund Class Z (e)	28,004,799	923,598,261
Fidelity SAI Emerging Markets Index Fund (e)	50,333,390	646,280,727
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	61,993,983	634,198,451
Fidelity SAI Emerging Markets Value Index Fund (e)	143,572,608	1,643,906,366

TOTAL EQUITY FUNDS (Cost $4,284,597,230)		3,847,983,805

U.S. Treasury Obligations - 0.4%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.11% to 2.75% 9/1/22 to 11/25/22 (g) (Cost $28,593,623)	28,670,000	28,584,909

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	133,650,958	133,677,688
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	41,096,872	41,100,982
Invesco Government & Agency Portfolio Institutional Class 2.22% (j)	595,320,984	595,320,984
TOTAL MONEY MARKET FUNDS (Cost $770,079,511)		770,099,654

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $9,317,737,988)	8,564,157,642
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(15,270,427)
NET ASSETS - 100.0%	8,548,887,215

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13,078	Sep 2022	642,064,410	(10,488,979)	(10,488,979)

The notional amount of futures purchased as a percentage of Net Assets is 7.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,642,144 or 2.3% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,017,675.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	120,253,538	224,658,021	211,233,871	609,000	-	-	133,677,688	0.3%
Fidelity Securities Lending Cash Central Fund 2.34%	38,531,257	109,244,775	106,675,050	46,710	-	-	41,100,982	0.1%
Total	158,784,795	333,902,796	317,908,921	655,710	-	-	174,778,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	976,247,283	-	-	-	-	(52,649,022)	923,598,261
Fidelity SAI Emerging Markets Index Fund	748,130,649	-	49,999,999	-	(8,988,735)	(42,861,188)	646,280,727
Fidelity SAI Emerging Markets Low Volatility Index Fund	670,774,901	-	-	-	-	(36,576,450)	634,198,451
Fidelity SAI Emerging Markets Value Index Fund	1,803,271,961	-	-	-	-	(159,365,595)	1,643,906,366
	4,198,424,794	-	49,999,999	-	(8,988,735)	(291,452,255)	3,847,983,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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